Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Basic:
Profit attributable to shareholders of SMFG	¥ 357,436	¥ 426,002
Weighted average number of common stock in issue (in thousands of shares)	1,399,599	1,410,334
Basic earnings per share	¥ 255.38	¥ 302.06
Diluted:
Profit attributable to the common shareholders of SMFG	¥ 357,436	¥ 426,002
Impact of dilutive potential ordinary shares issued by subsidiaries	(10)	(1)
Net profit used to determine diluted earnings per share	¥ 357,426	¥ 426,001
Weighted average number of common stock in issue (in thousands of shares)	1,399,599	1,410,334
Adjustments for stock options (in thousands of shares)	942	1,083
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,400,541	1,411,417
Diluted earnings per share	¥ 255.21	¥ 301.83